UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California        August 10, 2006


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $9,152,408 (K)

List of Other Included Managers:           None

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
NAME OF ISSUER         TITLE OF CLASS             CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS    SOLE    SHARED    NONE
AMERICAN INTL GROUP INC		COMMON		026874107   562534  9526400 SH	    SOLE			0  4720200  4806200
ANHEUSER BUSCH COS INC		COMMON		035229103   534283 11719308 SH	    SOLE			0  5674608  6044700
AUTOMATIC DATA PROCESSIN	COMMON		053015103   678052 14951537 SH	    SOLE			0  7568137  7383400
BERKSHIRE HATHAWAY INC B	COMMON		084670207   106222    34907 SH	    SOLE			0    17610    17297
COCA COLA CO			COMMON		191216100   562882 13084200 SH	    SOLE			0  6625300  6458900
DISNEY WALT CO			COM DISNEY	254687106   289440  9647991 SH	    SOLE			0  5061769  4586222
GANNETT INC			COMMON		364730101   533520  9539059 SH	    SOLE			0  4847259  4691800
GENERAL ELEC CO			COMMON		369604103   755921 22934505 SH	    SOLE			0 11635792 11298713
GOLDMAN SACHS GROUP INC		COMMON		38141G104   586479  3898684 SH	    SOLE			0  1976440  1922244
INTERNATIONAL BUSINESS M	COMMON		459200101   695809  9057654 SH	    SOLE			0  4582454  4475200
JOHNSON & JOHNSON		COMMON		478160104   628597 10490600 SH	    SOLE			0  5301900  5188700
MICROSOFT CORP			COMMON		594918104   520277 22329500 SH	    SOLE			0 11307300 11022200
PEPSICO INC			COMMON		713448108   709128 11810932 SH	    SOLE			0  5993432  5817500
PROCTER & GAMBLE CO		COMMON		742718109   346617  6234120 SH	    SOLE			0  3151220  3082900
WAL MART STORES INC		COMMON		931142103   824378 17113928 SH	    SOLE			0  8648978  8464950
WELLS FARGO & CO NEW		COMMON		949746101   818269 12198400 SH	    SOLE			0  6187900  6010500
